UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   31 December 2003
                                                 ----------------

Check here if Amendment [  ];                 Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      THAMES RIVER CAPITAL (UK) LIMITED
                           ------------------------------------
                           51 Berkeley Square
                           London, England W1 5BB

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Loudon Greenlees
Title:        Chief Operating Officer
Phone:        44 20 7360-1200

Signature, Place, and Date of Signing:

/s/ Loudon Greenlees            London, England                17 February 2004
--------------------            ---------------                ----------------
[Signature]                     [City, State]                  [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      0


Form 13F Information Table Entry Total:                26

Form 13F Information Table Value Total:           $167,061,952



List of Other Included Managers:

                        Thames River Capital (UK) Limited

                            Name of Reporting Manager
                           Form 13F Information Table

------------------------ ----------- ----------- -----------  ------------   ---  ------ ------------ -------- ---------------------
    Name of issuer       Title of       CUSIP      Value        Shares or    SH/   Put/   Investment   Other     Voting authority
                           class                  (x$1000)       prn amt     PRN   Call   discretion  Managers
------------------------ ----------- ----------- -----------  ------------   ---  ------ ------------ -------- ---------------------
                                                                                                                Sole   Shared   None

America Movil, S.A.      SPON ADR    02364W105     1,823,578      66,700            N/A       Y          N       Y
   de C.V.               L SHS


Anglogold Limited        SPONSORED   035128206       242,840       5,200            N/A       Y          N       Y
                         ADR


Cemig S.A.                ADR         204409601     1,427,840      77,600            N/A       Y          N       Y


Check Point Software     ORD         M22465104       200,634      11,900            N/A       Y          N       Y


China Mobile HK Ltd      SPONSORED   16941M109     1,102,630      71,000            N/A       Y          N       Y
                         ADR


China Telecom Corp       SPON ADR    169426103     1,448,755      35,500            N/A       Y          N       Y
                         H SHS


Chunghwa Telecom         SPONSORED   17133Q205     3,852,650     265,700            N/A       Y          N       Y
  Co.                    ADR


Cia De Minas             SPONSORED   204448104     2,460,360      87,000            N/A       Y          N       Y
  Buenaventura S.A.      ADR


Cia Siderurgica Nacl     SPONSORED   20440W105     4,060,200      75,750            N/A       Y          N       Y
                         ADR


Cia Vale Do Rio Doce     SPON ADR    204412100     4,857,393      94,300            N/A       Y          N       Y
                         PFD


Cnooc Ltd                SPONSORED   126132109       842,312      21,100            N/A       Y          N       Y
                         ADR


Icici Bank Ltd           ADR         45104G104       257,700      15,000            N/A       Y          N       Y


KT Corp                  SPONSORED   48268K101     1,664,811      87,300            N/A       Y          N       Y
                         ADR


Magyar Tarkozlesi Rt     SPONSORED  559776109     8,947,530     481,050            N/A       Y          N       Y
                         ADR


Mobile Telesystems       SPONSORED   607409109    27,757,266     349,148            N/A       Y          N       Y
                         ADR


Norilsk Nickel           SPONSORED   46626D108    40,325,600     606,400            N/A       Y          N       Y
                         ADR
                         (JSC)
                         ORDINARY


Petroleo Brasileiro      SPONSORED   71654V408     3,296,985     112,756            N/A       Y          N       Y
                         ADR


Posco                    SPONSORED   693483109     1,518,459      44,700            N/A       Y          N       Y
                         ADR


Siliconware Precision    SPONSD      827084864     1,297,800     252,000            N/A       Y          N       Y
                         ADR SPL


SK Telecom Ltd           SPONSORED   78440P108     2,855,315     153,100            N/A       Y          N       Y
                         ADR


Tele Norte Leste         SPON ADR    879246106     8,733,380     566,000            N/A       Y          N       Y
  Part SA                PFD


Telemex                  SPON ADR    879403780     3,993,327     120,900            N/A       Y          N       Y
                         ORD L


Teva Pharmaceutical      ADR         881624209     1,114,352      19,650            N/A       Y          N       Y
  Ltd.


United Microelectronics  SPONSORED   910873207     2,376,000     480,000            N/A       Y          N       Y
                         ADR


Vimpel Communication     SPONSORED   68370R109    36,588,300     497,800            N/A       Y          N       Y
                         ADR


Votorantim Celulose      SPONSORED   92906P106     4,015,935     128,100            N/A       Y          N       Y
                         ADR

